Related Parties	12 Months Ended
Dec. 31, 2023
Related Parties
Related Parties

Note 21: Related parties

21.1 Compensation paid to corporate officers and management

(amounts in thousands of euros)	2021	2022	2023
Fixed compensation payable	1,125	1,136	1,063
Variable compensation payable	269	269	173
Benefits in kind	25	25	29
Directors’ fees	301	125	180
Share-based payments	3,294	5,567	1,325
Consulting fees	30	150	42
Total executive compensation	5,044	7,272	2,811

No post-employment benefits have been granted to the Chief Executive Officer or other corporate officers.

21.2 Intellectual property agreement signed with the Company’s Chief Executive Officer

The Company’s Chief Executive Officer, who is not an employee, is involved in the Company’s research and development activities. In collaboration with the Company, he has developed inventions for which the Company has submitted patent applications in which he is listed as co-inventor, and other inventions which may give rise to new patent applications in the future and for which he will be listed as co-inventor.

As an inventor, the Chief Executive Officer has certain rights under French intellectual property law. These rights are distinct from the legal rights that usually apply to salaried inventors under French law.

In order to define a framework under which any intellectual property rights arising from the CEO’s research and development activities would be assigned to the Company, the Company and the CEO entered into an agreement in May 2019, approved by the Board of Directors on May 13, 2019, under which the CEO will be entitled to the following payments for his contributions:

a)	a first lump-sum cash payment of 90,000 euros, to be paid within 30 days of the filing of a patent application based on the assigned rights; and
b)	a second lump-sum cash payment of 90,000 euros, to be paid within 30 days of publication of a patent application based on the assigned rights; and
c)	a royalty of 6.5% in respect of any Company licensing income and/or net sales of products manufactured using patents registered on the basis of the assigned rights.

The total amount resulting from the combination of the three methods of payment will be capped at €2.1 million per scientific platform.

In the event of a third-party pharmaceutical and/or biotechnology company acquiring 100% of the capital and voting rights, payments would be accelerated, so that the cap, less any amounts previously paid under a platform, would become immediately due and payable.

Following signature of the Transfer Agreement, an amount of €450,000 was due to the Managing Director, as certain patent applications covered by the Transfer Agreement had already been filed, triggering payment of the first lump sum.

In April 2020, the company amended the intellectual property agreement signed with the company’s CEO to take into account two patent publication requests that were not taken into account in the existing contract. This amendment was approved by the Board of Directors on April 3, 2020, under which the Company’s Chief Executive Officer was entitled to a lump-sum cash payment amounting to €180,000.

Since the inception of this agreement, the Company has acquired rights to use patents from the Company’s Chief Executive Officer for a total of €1,620 thousand (of which €90 thousand and €180 thousand are for the years 2022 and 2023, respectively) and are being amortized over a period of 19 years.

21.3 Consulting contract with Successful Life

On January 1, 2021, we entered into a service agreement with Successful Life SAS, owned by Jean Mariani, a director of the Company. This agreement, for an initial term of one year, tacitly renewable, was approved by the Board on March 9, 2021. This service agreement provides for scientific and strategic consultancy in relation to the biology of ageing. The agreement provides for a fixed remuneration of €450 per day, up to a maximum of €32.4 thousand per year, and reimbursement of out-of-pocket expenses on presentation of receipts.

In addition, on July 7, 2021, we signed a second agreement with Successful Life SAS by which Jean Mariani is to serve as interim Chief Medical officer until September 8, 2021, as approved by the July 7, 2021 Board decision, for a fixed remuneration of €15,000 per month. This agreement was extended on August 31 and expired on September 30 2022.

21.4 Indemnification agreements with the directors of the Company

During the 2021 financial year, following approval of the combined general meeting of May 10, 2021, the Company signed compensation agreements with its directors, ensuring the latter are covered by an insurance policy and compensation in cases of personal liability actions against them in relation to the exercise of their corporate mandate.